Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting
Schedule of financial position and operating results of segments

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Revenues
Homebuilding	$214,016	$146,926	$57,101
Real estate services	80,096	73,070	68,185
Amenities	23,237	21,012	18,986

Total revenues	$317,349	$241,008	$144,272

Operating earnings (loss)
Homebuilding	$24,700	$14,011	$(34,789)
Real estate services	3,124	1,395	(24)
Amenities	(2,048)	(3,242)	(4,980)
Other income	2,642	7,493	2,294
Interest expense	(2,537)	(6,978)	(16,954)
Expenses related to early repayment of debt	(5,105)	(16,984)	—

Income (loss) from continuing operations before income taxes	$20,776	$(4,305)	$(54,453)

	December 31,
	2013	2012
	(in thousands)
Assets
Homebuilding	$283,386	$186,786
Real estate services	17,723	15,056
Amenities	40,973	38,366
Corporate and unallocated	343,404	107,054

Total assets	$685,486	$347,262